Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%		Shares	Value
Communication Services - 6.9%
Alphabet, Inc. - Class A		564	$87,217
Comcast Corp. - Class A		2,070	76,383
Meta Platforms, Inc. - Class A		132	76,080
			239,680

Consumer Discretionary - 7.7%
Darden Restaurants, Inc.		292	60,666
Home Depot, Inc.		172	63,036
Royal Caribbean Cruises Ltd.		202	41,499
Starbucks Corp.		433	42,473
Yum! Brands, Inc.		371	58,381
			266,055

Consumer Staples - 7.9%
Constellation Brands, Inc. - Class A		220	40,374
Keurig Dr Pepper, Inc.		1,853	63,410
Philip Morris International, Inc.		960	152,381
Target Corp.		175	18,263
			274,428

Energy - 3.8%
EOG Resources, Inc.		504	64,633
Exxon Mobil Corp.		331	39,366
Halliburton Co.		1,057	26,816
			130,815

Financials - 15.8%
Blackrock, Inc.		71	67,200
Blackstone, Inc.		316	44,171
Capital One Financial Corp.		244	43,749
Discover Financial Services		246	41,992
Intercontinental Exchange, Inc.		196	33,810
JPMorgan Chase & Co.		407	99,837
KKR & Co., Inc.		446	51,562
Marsh & McLennan Cos., Inc.		499	121,771
Wells Fargo & Co.		647	46,448
			550,540

Health Care - 16.7%
Abbott Laboratories		508	67,386
AbbVie, Inc.		447	93,655
CVS Health Corp.		733	49,661
Danaher Corp.		180	36,900
Elevance Health, Inc.		70	30,447
Eli Lilly & Co.		130	107,368
Gilead Sciences, Inc.		571	63,981
UnitedHealth Group, Inc.		252	131,985
			581,383

Industrials - 12.0%
Boeing Co. (a)		136	23,195
Caterpillar, Inc.		168	55,407
CSX Corp.		1,226	36,081
General Electric Co.		371	74,256
L3Harris Technologies, Inc.		136	28,466
Northrop Grumman Corp.		139	71,169
Paychex, Inc.		346	53,381
RTX Corp.		553	73,250
			415,205

Information Technology - 17.7%
Apple, Inc.		503	111,731
Applied Materials, Inc.		233	33,813
Broadcom, Inc.		1,268	212,301
Microsoft Corp.		635	238,373
NVIDIA Corp.		175	18,967
			615,185

Materials - 1.8%
Celanese Corp.		278	15,782
Linde PLC		102	47,495
			63,277

Real Estate - 3.1%
Extra Space Storage, Inc.		237	35,192
Welltower, Inc.		468	71,702
			106,894

Utilities - 3.5%
Constellation Energy Corp.		161	32,462
Sempra		543	38,749
Southern Co.		540	49,653
			120,864
TOTAL COMMON STOCKS (Cost $2,747,377)			3,364,326

PURCHASED OPTIONS - 2.1%(a)	Notional Amount	Contracts	Value
Over-the-Counter Put Options - 2.1%			$–
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expiration: 05/12/2025; Exercise Price: $9,500.00 (b)(c)	$ 3,349,385	355	75,079
TOTAL PURCHASED OPTIONS (Cost $18,105)			75,079

TOTAL INVESTMENTS - 99.0% (Cost $2,765,482)			3,439,405
Other Assets in Excess of Liabilities - 1.0%			33,621
TOTAL NET ASSETS - 100.0%			$3,473,026
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2025 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	632	$237,391	7.09%
Broadcom, Inc.	1,264	211,628	6.32%
Philip Morris International, Inc.	951	150,955	4.51%
UnitedHealth Group, Inc.	251	131,328	3.92%
Marsh & McLennan Cos., Inc.	497	121,333	3.62%
Apple, Inc.	501	111,278	3.32%
Eli Lilly & Co.	129	106,846	3.19%
JPMorgan Chase & Co.	405	99,433	2.97%
AbbVie, Inc.	444	93,036	2.78%
Alphabet, Inc. - Class A	562	86,868	2.59%
Comcast Corp. - Class A	2,066	76,231	2.28%
Meta Platforms, Inc. - Class A	131	75,568	2.26%
General Electric Co.	369	73,924	2.21%
RTX Corp.	550	72,829	2.17%
Welltower, Inc.	467	71,589	2.14%
Northrop Grumman Corp.	139	70,982	2.12%
Blackrock, Inc.	71	67,208	2.01%
Abbott Laboratories	504	66,808	1.99%
EOG Resources, Inc.	502	64,354	1.92%
Gilead Sciences, Inc.	569	63,722	1.90%
Keurig Dr Pepper, Inc.	1,841	62,989	1.88%
Home Depot, Inc.	172	62,894	1.88%
Darden Restaurants, Inc.	290	60,286	1.80%
Yum! Brands, Inc.	366	57,631	1.72%
Caterpillar, Inc.	168	55,326	1.65%
Paychex, Inc.	345	53,202	1.59%
KKR & Co., Inc.	445	51,492	1.54%
Southern Co.	536	49,317	1.47%
CVS Health Corp.	726	49,160	1.47%
Linde PLC	101	47,166	1.41%
Wells Fargo & Co.	646	46,345	1.38%
Blackstone, Inc.	315	44,030	1.31%
Capital One Financial Corp.	243	43,582	1.30%
Starbucks Corp.	431	42,275	1.26%
Discover Financial Services	246	41,995	1.25%
Royal Caribbean Cruises Ltd.	203	41,620	1.25%
Constellation Brands, Inc. - Class A	220	40,308	1.20%
Exxon Mobil Corp.	329	39,147	1.17%
Sempra	539	38,495	1.15%
Danaher Corp.	179	36,672	1.09%
CSX Corp.	1,221	35,921	1.07%
Extra Space Storage, Inc.	236	35,032	1.05%
Applied Materials, Inc.	232	33,715	1.01%
Intercontinental Exchange, Inc.	195	33,687	1.01%
Constellation Energy Corp.	159	32,043	0.96%
Elevance Health, Inc.	69	30,214	0.90%
L3Harris Technologies, Inc.	136	28,497	0.85%
Halliburton Co.	1,059	26,872	0.80%
Boeing Co.	135	23,093	0.69%
NVIDIA Corp.	176	19,072	0.57%
Top 50 Holdings		$3,315,389	98.99%
Other Securities		33,996	1.01%
Total Underlying Positions		$3,349,385	100.00%

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Written Options
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Over-the-Counter Call Options - (0.0)% (a)
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America; Expiration: 05/12/2025; Exercise Price: $10,320.00 (b)	$(3,349,385)	(355)	$(359)

Over-the-Counter Put Options - (0.1)%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America; Expiration: 05/12/2025; Exercise Price: $8,000.00 (b)	(3,349,385)	(355)	(4,345)
TOTAL WRITTEN OPTIONS (Premiums received $18,105)			$(4,704)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2025 are shown in the Schedule of Investments.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Milliman - Capital Group Hedged U.S. Income and Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,364,326	$–	$–	$3,364,326
Purchased Options	–	75,079	–	75,079
Total Investments	$3,364,326	$75,079	$–	$3,439,405

Liabilities:
Investments:
Written Options	$–	$(4,704)	$–	$(4,704)
Total Investments	$–	$(4,704)	$–	$(4,704)

Refer to the Schedule of Investments for further disaggregation of investment categories.